Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY ADVISOR SERIES VIII
Prospectus Date	rr_ProspectusDate	Dec. 29, 2018
10.31 Fidelity Advisor Global Equity Income Fund - AMCIZ PRO-07 | Fidelity Advisor® Global Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class:<br/>Fidelity Advisor® Global Equity Income Fund/A, M, C, I, Z
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks reasonable income. In pursuing this objective, the fund will also consider the potential for capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 31 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 37% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 31 of the prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sell All Shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Hold Shares
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Investing in securities issued throughout the world.
  Normally investing at least 80% of assets in equity securities.
  Normally investing primarily in income-producing equity securities.
  Seeking to exceed the yield on the MSCI ACWI (All Country World Index) Index (the Index).
  Potentially investing in other types of equity securities and debt securities, including lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds).
  Allocating investments across different countries and regions.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit institutional.fidelity.com for more recent performance information.

Performance history will be available for Class Z after Class Z has been in operation for one calendar year.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	7.87%	December 31, 2013
Lowest Quarter Return	-8.43%	September 30, 2015
Year-to-Date Return	0.52%	September 30, 2018

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).

For the periods ended December 31, 2017

10.31 Fidelity Advisor Global Equity Income Fund - AMCIZ PRO-07 | Fidelity Advisor® Global Equity Income Fund | Fidelity Advisor Global Equity Income Fund-Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management fee	rr_ManagementFeesOverAssets	0.69%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.97%
Total annual operating expenses	rr_ExpensesOverAssets	1.91%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.46%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.45%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
1 year	rr_ExpenseExampleYear01	$ 714
3 years	rr_ExpenseExampleYear03	1,084
5 years	rr_ExpenseExampleYear05	1,493
10 years	rr_ExpenseExampleYear10	2,632
1 Year	rr_ExpenseExampleNoRedemptionYear01	714
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,084
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,493
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,632
2013	rr_AnnualReturn2013	24.99%
2014	rr_AnnualReturn2014	5.63%
2015	rr_AnnualReturn2015	2.36%
2016	rr_AnnualReturn2016	3.12%
2017	rr_AnnualReturn2017	21.30%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.52%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.43%)
10.31 Fidelity Advisor Global Equity Income Fund - AMCIZ PRO-07 | Fidelity Advisor® Global Equity Income Fund | Fidelity Advisor Global Equity Income Fund-Class M
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management fee	rr_ManagementFeesOverAssets	0.69%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	1.02%
Total annual operating expenses	rr_ExpensesOverAssets	2.21%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.51%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.70%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
1 year	rr_ExpenseExampleYear01	$ 517
3 years	rr_ExpenseExampleYear03	953
5 years	rr_ExpenseExampleYear05	1,433
10 years	rr_ExpenseExampleYear10	2,753
1 Year	rr_ExpenseExampleNoRedemptionYear01	517
3 Years	rr_ExpenseExampleNoRedemptionYear03	953
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,433
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,753
10.31 Fidelity Advisor Global Equity Income Fund - AMCIZ PRO-07 | Fidelity Advisor® Global Equity Income Fund | Fidelity Advisor Global Equity Income Fund-Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Management fee	rr_ManagementFeesOverAssets	0.69%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	1.03%
Total annual operating expenses	rr_ExpensesOverAssets	2.72%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.52%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.20%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	On Class C shares redeemed less than one year after purchase.
1 year	rr_ExpenseExampleYear01	$ 323
3 years	rr_ExpenseExampleYear03	778
5 years	rr_ExpenseExampleYear05	1,377
10 years	rr_ExpenseExampleYear10	3,000
1 Year	rr_ExpenseExampleNoRedemptionYear01	223
3 Years	rr_ExpenseExampleNoRedemptionYear03	778
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,377
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,000
10.31 Fidelity Advisor Global Equity Income Fund - AMCIZ PRO-07 | Fidelity Advisor® Global Equity Income Fund | Fidelity Advisor Global Equity Income Fund - Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.69%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.82%
Total annual operating expenses	rr_ExpensesOverAssets	1.51%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.31%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.20%
1 year	rr_ExpenseExampleYear01	$ 122
3 years	rr_ExpenseExampleYear03	436
5 years	rr_ExpenseExampleYear05	784
10 years	rr_ExpenseExampleYear10	1,766
1 Year	rr_ExpenseExampleNoRedemptionYear01	122
3 Years	rr_ExpenseExampleNoRedemptionYear03	436
5 Years	rr_ExpenseExampleNoRedemptionYear05	784
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,766
10.31 Fidelity Advisor Global Equity Income Fund - AMCIZ PRO-07 | Fidelity Advisor® Global Equity Income Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.69%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.39%	[4]
Total annual operating expenses	rr_ExpensesOverAssets	1.08%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.03%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.05%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
1 year	rr_ExpenseExampleYear01	$ 107
3 years	rr_ExpenseExampleYear03	339
5 years	rr_ExpenseExampleYear05	592
10 years	rr_ExpenseExampleYear10	1,314
1 Year	rr_ExpenseExampleNoRedemptionYear01	107
3 Years	rr_ExpenseExampleNoRedemptionYear03	339
5 Years	rr_ExpenseExampleNoRedemptionYear05	592
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,314
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for Class Z after Class Z has been in operation for one calendar year.
10.31 Fidelity Advisor Global Equity Income Fund - AMCIZ PRO-07 | Fidelity Advisor® Global Equity Income Fund | Return Before Taxes | Fidelity Advisor Global Equity Income Fund-Class A
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Advisor® Global Equity Income Fund
Label	rr_AverageAnnualReturnLabel	Class A - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	14.32%
Past 5 years	rr_AverageAnnualReturnYear05	9.76%
Since Inception	rr_AverageAnnualReturnSinceInception	9.40%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2012
10.31 Fidelity Advisor Global Equity Income Fund - AMCIZ PRO-07 | Fidelity Advisor® Global Equity Income Fund | Return Before Taxes | Fidelity Advisor Global Equity Income Fund-Class M
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Advisor® Global Equity Income Fund
Label	rr_AverageAnnualReturnLabel	Class M - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	16.73%
Past 5 years	rr_AverageAnnualReturnYear05	10.00%
Since Inception	rr_AverageAnnualReturnSinceInception	9.58%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2012
10.31 Fidelity Advisor Global Equity Income Fund - AMCIZ PRO-07 | Fidelity Advisor® Global Equity Income Fund | Return Before Taxes | Fidelity Advisor Global Equity Income Fund-Class C
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Advisor® Global Equity Income Fund
Label	rr_AverageAnnualReturnLabel	Class C - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	19.46%
Past 5 years	rr_AverageAnnualReturnYear05	10.24%
Since Inception	rr_AverageAnnualReturnSinceInception	9.73%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2012
10.31 Fidelity Advisor Global Equity Income Fund - AMCIZ PRO-07 | Fidelity Advisor® Global Equity Income Fund | Return Before Taxes | Fidelity Advisor Global Equity Income Fund - Class I
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Advisor® Global Equity Income Fund
Label	rr_AverageAnnualReturnLabel	Class I - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	21.58%
Past 5 years	rr_AverageAnnualReturnYear05	11.34%
Since Inception	rr_AverageAnnualReturnSinceInception	10.83%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2012
10.31 Fidelity Advisor Global Equity Income Fund - AMCIZ PRO-07 | Fidelity Advisor® Global Equity Income Fund | After Taxes on Distributions | Fidelity Advisor Global Equity Income Fund-Class A
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Advisor® Global Equity Income Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	13.73%
Past 5 years	rr_AverageAnnualReturnYear05	9.04%
Since Inception	rr_AverageAnnualReturnSinceInception	8.75%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2012
10.31 Fidelity Advisor Global Equity Income Fund - AMCIZ PRO-07 | Fidelity Advisor® Global Equity Income Fund | After Taxes on Distributions and Sales | Fidelity Advisor Global Equity Income Fund-Class A
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Advisor® Global Equity Income Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	8.77%
Past 5 years	rr_AverageAnnualReturnYear05	7.72%
Since Inception	rr_AverageAnnualReturnSinceInception	7.49%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2012
10.31 Fidelity Advisor Global Equity Income Fund - AMCIZ PRO-07 | Fidelity Advisor® Global Equity Income Fund | MSCI ACWI (All Country World Index) ex USA Index(reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	24.46%
Past 5 years	rr_AverageAnnualReturnYear05	11.23%
Since Inception	rr_AverageAnnualReturnSinceInception	10.86%	[5]

[1]	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class A, Class M, Class C, Class I, and Class Z of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses associated with the fund's securities lending program, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 1.45%, 1.70%, 2.20%, 1.20%, and 1.05% (the Expense Caps). If at any time during the current fiscal year expenses for Class A, Class M, Class C, Class I, or Class Z of the fund fall below the Expense Caps, FMR reserves the right to recoup through the end of fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Caps. These arrangements will remain in effect through February 29, 2020. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees and may extend them in its discretion after that date.
[3]	On Class C shares redeemed less than one year after purchase.
[4]	Based on estimated amounts for the current fiscal year.
[5]	From May 2, 2012 for Class A, Class M, Class C, and Class I.